Investments in associates - Summarized financial information relating to associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of associates [line items]
Sales and other operating revenues	$ 164,195		$ 109,078		$ 163,526
Profit (loss) before interest and taxation	18,082		(21,740)		11,706
Finance costs	2,857		3,115		3,489
Profit (loss) before taxation	15,227		(24,888)		8,154
Taxation	6,740		(4,159)		3,964
Non-controlling interests	922		(424)		164
Profit for the year	7,565		(20,305)		4,026
Other comprehensive income	2,065	[1]	(1,641)	[2]	2,657	[2]
Total comprehensive income	10,552	[1]	(22,370)	[2]	6,847	[2]
Non-current assets	194,682		194,672
Current assets	92,590		72,982
Total assets	287,272		267,654
Current liabilities	80,287		59,799
Non-current liabilities	116,546		122,287
Total liabilities	196,833		182,086
Net assets	90,439		85,568
Less: non-controlling interests	14,976		14,318
bp shareholders’ equity	75,463		71,250
Group investment in associates	21,001		18,975
Rosneft
Disclosure of associates [line items]
Sales and other operating revenues	26,163		17,535		26,474
Profit (loss) before interest and taxation	4,084		295		3,451
Finance costs	299		372		253
Profit (loss) before taxation	3,785		(77)		3,198
Taxation	707		51		604
Non-controlling interests	384		101		299
Profit for the year	2,694		(229)		2,295
Other comprehensive income	12		336		113
Total comprehensive income	2,706		107		2,408
Non-current assets	34,346		33,754
Current assets	10,088		8,238
Total assets	44,434		41,992
Current liabilities	10,368		9,535
Non-current liabilities	17,210		18,558
Total liabilities	27,578		28,093
Net assets	16,856		13,899
Less: non-controlling interests	2,502		2,091
bp shareholders’ equity	14,354		11,808
Loans made by group companies to associates	0		0
Group investment in associates	14,354		11,808
Other associates
Disclosure of associates [line items]
Sales and other operating revenues	10,005		5,946		7,934
Profit (loss) before interest and taxation	1,602		276		788
Finance costs	73		80		87
Profit (loss) before taxation	1,529		196		701
Taxation	767		67		315
Non-controlling interests	0		1		0
Profit for the year	762		128		386
Other comprehensive income	27		(19)		(25)
Total comprehensive income	789		109		361
Non-current assets	9,259		11,449
Current assets	2,418		1,749
Total assets	11,677		13,198
Current liabilities	1,876		1,346
Non-current liabilities	3,298		4,709
Total liabilities	5,174		6,055
Net assets	6,503		7,143
Less: non-controlling interests	0		0
bp shareholders’ equity	6,503		7,143
Loans made by group companies to associates	144		24
Group investment in associates	6,647		7,167
Associates
Disclosure of associates [line items]
Sales and other operating revenues	36,168		23,481		34,408
Profit (loss) before interest and taxation	5,686		571		4,239
Finance costs	372		452		340
Profit (loss) before taxation	5,314		119		3,899
Taxation	1,474		118		919
Non-controlling interests	384		102		299
Profit for the year	3,456		(101)		2,681
Other comprehensive income	39		317		88
Total comprehensive income	3,495		216		2,769
Non-current assets	43,605		45,203
Current assets	12,506		9,987
Total assets	56,111		55,190
Current liabilities	12,244		10,881
Non-current liabilities	20,508		23,267
Total liabilities	32,752		34,148
Net assets	23,359		21,042
Less: non-controlling interests	2,502		2,091
bp shareholders’ equity	20,857		18,951
Loans made by group companies to associates	144		24
Group investment in associates	21,001		18,975
Rosneft
Disclosure of associates [line items]
Sales and other operating revenues	118,755		82,786		134,046
Profit (loss) before interest and taxation	18,537		1,270		17,473
Finance costs	1,357		1,742		1,281
Profit (loss) before taxation	17,180		(472)		16,192
Taxation	3,209		208		3,058
Non-controlling interests	1,743		482		1,514
Profit for the year	12,228		(1,162)		11,620
Other comprehensive income	54		1,653		572
Total comprehensive income	12,282		491		$ 12,192
Non-current assets	155,898		175,978
Current assets	45,790		42,459
Total assets	201,688		218,437
Current liabilities	47,061		49,781
Non-current liabilities	78,117		96,727
Total liabilities	125,178		146,508
Net assets	76,510		71,929
Less: non-controlling interests	11,357		10,897
bp shareholders’ equity	$ 65,153		$ 61,032

[1]	See Note 31 for further information.
[2]	See Note 31 for further information.